Equity Compensation Plans - TIM Participacoes S.A Stock Option Plan - Additional Information (Detail)			1 Months Ended	12 Months Ended
	Apr. 20, 2018	Apr. 13, 2018	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2018 BRL (R$)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares valid				466,514
Percentage of average performance of ordinary shares versus average market performance				70.00%	70.00%
Percentage of cumulative equity free cash flow over period 2018-2020				30.00%	30.00%
Stock options cancelled				383,418	383,418
2012 Tim Participacoes Sa Stock Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted				2,661,752	2,661,752
Date of grant				Sep. 05, 2012	Sep. 05, 2012
Number of shares vested				194,756
INWIT S.p. A [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of share capital		0.07%
INWIT S.p. A [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Purchase of shares		400,000
2014 Tim Participacoes S.A. Stock Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted				1,687,686	1,687,686
Date of grant				Sep. 29, 2014	Sep. 29, 2014
Number of shares valid				531,972
2016/2019 Special Award [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Net liability				€ 1,000,000
Liabilities from equity-settled share-based payment transactions				€ 800,000
Ordinary shares issued | shares				1,025,640
2016/2019 Special Award [member] | Beneficiaries [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of over performance				1.50%	1.50%
Long term incentive plan 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grants reserved to chief executive 0fficer				€ 30,000,000
Grants reserved to management				€ 55,000,000
2014-2016 Tim Participacoes S.A. Stock Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements				If the performance of the Tim Participações S.A. shares, in the 30 days prior to September 29 of each year, is in last place in that ranking, the participant loses the right to 25% of the options vesting at that time.	If the performance of the Tim Participações S.A. shares, in the 30 days prior to September 29 of each year, is in last place in that ranking, the participant loses the right to 25% of the options vesting at that time.
Vesting period				3 years	3 years
Options validity				6 years	6 years
2015 Tim Participacoes S A Stock Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted				3,355,229	3,355,229
Date of grant				Oct. 16, 2015	Oct. 16, 2015
Number of shares valid				292,523
Number of shares expired			1,277,878	291,949	291,949
Number of shares exercised			510,884	656,268	656,268
Exercise price of share option | R$			R$ 7.6928
Percentage of option price adjustment for ranking			5.00%
2015 Tim Participacoes S A Stock Option Plan [member] | First Wave [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of share option | R$			R$ 7.6928		R$ 8.7341
Percentage of option price adjustment for ranking			5.00%	3.33%	3.33%
2015 Tim Participacoes S A Stock Option Plan [member] | Second Wave [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of share option | R$			R$ 7.2879		R$ 8.4625
Percentage of option price adjustment for ranking			10.00%
2015 Tim Participacoes S A Stock Option Plan [member] | Last wave [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of share option | R$					R$ 7.6074
Percentage of option price adjustment for ranking				10.00%	10.00%
2016 Tim Participacoes SA Stock Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted				3,922,204	3,922,204
Date of grant				Nov. 08, 2016	Nov. 08, 2016
Number of shares valid				895,522
2018 to 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements				The vesting period is 3 years (a third per year) and the company does not have the legal obligation to repurchase or liquidate the shares in cash or in any other form. The portion of shares linked to performance (70%) is granted 1/3 each year, if the performance target is achieved; the remaining portion of shares (30%) is granted 3 years after allocation.	The vesting period is 3 years (a third per year) and the company does not have the legal obligation to repurchase or liquidate the shares in cash or in any other form. The portion of shares linked to performance (70%) is granted 1/3 each year, if the performance target is achieved; the remaining portion of shares (30%) is granted 3 years after allocation.
Vesting period				3 years	3 years
Stock options granted expiration period				3 years	3 years
Percentage of shareholder return				60.00%	60.00%
Percentage of cumulative recurring free cash flow				40.00%	40.00%
Purchase of treasury shares				€ 222,118
2018 to 2020 [member] | Less: Treasury Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of share capital				0.037%	0.037%
2011-2013 Tim Participacoes S.A. Stock Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements				The vesting period is 3 years (a third per year), the options are valid for 6 years, and the company does not have the legal obligation to repurchase or liquidate the options in cash, or in any other form.	The vesting period is 3 years (a third per year), the options are valid for 6 years, and the company does not have the legal obligation to repurchase or liquidate the options in cash, or in any other form.
2011-2013 Tim Participacoes S.A. Stock Option Plan [Member] | 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options considered as vested				33.00%	33.00%
2011-2013 Tim Participacoes S.A. Stock Option Plan [Member] | 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options considered as vested				66.00%	66.00%
2011 Tim Participacoes S A Stock Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted				2,833,596	2,833,596
Shares exercise period expiration date				Aug. 30, 2017	Aug. 30, 2017
2013 Tim Participacoes S A Stock Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted				3,072,418	3,072,418
Date of grant				Jul. 30, 2013	Jul. 30, 2013
Number of shares valid				543,583
2018 Tim Participacoes SA Stock Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted	849,932
Date of grant				Apr. 20, 2018	Apr. 20, 2018